Loans to Customers, Net	12 Months Ended
Jun. 30, 2025
Loans to Customers, Net [Abstract]
LOANS TO CUSTOMERS, NET

3. LOANS TO CUSTOMERS, NET

	As of June 30,
	2025	2024
	US$	US$
Loans to customers, third parties	897,956	1,571,770
Loan to customers, related parties	—	26,900
	897,956	1,598,670
Less: allowance for expected credit losses	—	—
Loans to customers, net	897,956	1,598,670